SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliation of reportable segment revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Total profit for reportable segments	¥ 621,095		¥ 365,832	¥ 165,183
Unallocated amounts:
Fulfillment expenses	(355,836)	$ (55,838)	(226,930)	(128,996)
Selling and marketing expenses	(513,146)	(80,524)	(399,610)	(340,562)
General and administrative expenses	(206,981)	(32,480)	(128,226)	(123,501)
Technology expenses	(189,284)	(29,703)	(92,080)	(61,902)
Other operating (expenses) income, net	2,012	316	7,703	(3,735)
Interest income	9,776	1,534	6,312	4,802
Interest expense	(5,488)	(861)	(8,817)	(3,622)
Foreign exchange (loss) gain	1,937	304	5,547	(10,328)
Other income, net	14,890	2,337	3,161	834
Loss before income taxes	¥ (621,025)	$ (97,452)	¥ (467,108)	¥ (501,827)